Dividend distribution	12 Months Ended
Dec. 31, 2021
Dividend Distribution [Abstract]
Dividend distribution

Note 21. Dividend distribution

In 2021 and 2020 the Board of Directors declared and distributed a dividend of $100,000 and $10,000, respectively, which were paid during the year.

The dividend distributions were subject to a withholding tax at the shareholder’s level at the rate of 5% – 25%. See also note 3b.